Segmental analysis - Net fees and commissions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fees and commissions receivable
Payment services	£ 1,119	£ 1,059	£ 1,030
Credit and debit card fees	722	681	676
Lending and financing	769	794	729
Brokerage	93	89	83
Investment management, trustee and fiduciary services	342	304	266
Underwriting fees	161	155	123
Other	41	93	76
Total	3,247	3,175	2,983
Fees and commissions payable	(733)	(708)	(653)
Net fees and commissions	2,514	2,467	2,330
Operating segment
Fees and commissions receivable
Net fees and commissions	2,514	2,467	2,330
Retail Banking
Fees and commissions receivable
Payment services	350	322	324
Credit and debit card fees	424	402	400
Lending and financing	16	18	14
Brokerage	34	34	35
Investment management, trustee and fiduciary services	3	2	2
Other	5	7	4
Total	832	785	779
Fees and commissions payable	(403)	(377)	(352)
Net fees and commissions	429	408	427
Retail Banking | Operating segment
Fees and commissions receivable
Net fees and commissions	429	408	427
Private Banking & Wealth Management
Fees and commissions receivable
Payment services	38	37	32
Credit and debit card fees	30	13	13
Lending and financing	9	5	5
Brokerage	10	9	6
Investment management, trustee and fiduciary services	265	235	209
Other	8	11	5
Total	360	310	270
Fees and commissions payable	(20)	(20)	(21)
Net fees and commissions	340	290	249
Private Banking & Wealth Management | Operating segment
Fees and commissions receivable
Net fees and commissions	340	290	249
Commercial & Institutional
Fees and commissions receivable
Payment services	731	700	671
Credit and debit card fees	268	261	260
Lending and financing	744	771	709
Brokerage	49	46	42
Investment management, trustee and fiduciary services	53	48	45
Underwriting fees	161	155	123
Other	41	95	73
Total	2,047	2,076	1,923
Fees and commissions payable	(318)	(311)	(269)
Net fees and commissions	1,729	1,765	1,654
Commercial & Institutional | Operating segment
Fees and commissions receivable
Net fees and commissions	1,729	1,765	1,654
Central items & other
Fees and commissions receivable
Payment services			3
Credit and debit card fees		5	3
Lending and financing			1
Investment management, trustee and fiduciary services	21	19	10
Other	(13)	(20)	(6)
Total	8	4	11
Fees and commissions payable	8		£ (11)
Net fees and commissions	16	4
Central items & other | Operating segment
Fees and commissions receivable
Net fees and commissions	£ 16	£ 4